1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .8%
Aerospace and Defense — 1 .5%
1,600 L3Harris Technologies Inc. ....................... $ 340,960
100,000 Rolls-Royce Holdings plc † ........................ 538,559
879,519
Automotive — 5 .3%
18,500 Daimler Truck Holding AG ......................... 937,262
50,000 Iveco Group NV † ...................................... 744,406
35,000 Traton SE ................................................. 1,258,910
1,000 Volkswagen AG ........................................ 152,765
3,093,343
Automotive: Parts and Accessories — 1 .0%
20,000 Dana Inc. ................................................. 254,000
2,000 Genuine Parts Co. ..................................... 309,860
800 Linamar Corp. .......................................... 42,523
606,383
Broadcasting — 2 .1%
1,500 Cogeco Inc. .............................................. 63,010
33,000 Paramount Global , Cl. A ............................ 720,390
35,000 Sinclair Inc. .............................................. 471,450
1,254,850
Building and Construction — 4 .1%
500 Arcosa Inc. ............................................... 42,930
500 Chofu Seisakusho Co. Ltd. ........................ 7,111
9,200 Herc Holdings Inc. .................................... 1,548,360
6,000 Johnson Controls International plc ............ 391,920
2,000 Lennar Corp. , Cl. B ................................... 308,360
300 Sika AG .................................................... 89,350
2,388,031
Business Services — 1 .4%
23,000 JCDecaux SE † .......................................... 446,644
12,000 Matthews International Corp. , Cl. A ........... 372,960
819,604
Cable and Satellite — 1 .7%
5,105 EchoStar Corp. , Cl. A † .............................. 72,746
16,000 Liberty Latin America Ltd. , Cl. A † .............. 111,520
595 Liberty Latin America Ltd. , Cl. C † .............. 4,159
19,000 Rogers Communications Inc. , Cl. B ........... 779,000
967,425
Computer Software and Services — 0 .8%
28,000 Hewlett Packard Enterprise Co. ................. 496,440
Consumer Products — 4 .6%
7,500 Energizer Holdings Inc. ............................. 220,800
20,000 Essity AB , Cl. A ......................................... 476,457
2,000 L'Oreal SA ................................................ 946,475
6,200 Salvatore Ferragamo SpA ......................... 75,384
10,000 Scandinavian Tobacco Group A/S .............. 179,061
6,800 Spectrum Brands Holdings Inc. ................ 605,268
Shares
Market
Value
6,200 Unicharm Corp. ........................................ $ 197,370
2,700,815
Consumer Services — 1 .5%
11,500 Ashtead Group plc .................................... 818,631
200 Boyd Group Services Inc. ......................... 42,287
860,918
Diversified Industrial — 8 .5%
600 Aker ASA , Cl. A ......................................... 34,459
11,571 Ampco-Pittsburgh Corp. † ......................... 25,109
9,000 Ardagh Group SA † ................................... 40,095
34,000 Bollore SE ................................................ 227,055
12,000 Bouygues SA ............................................ 489,755
1,200 Crane Co. ................................................. 162,156
8,000 Enpro Inc. ................................................ 1,350,160
7,000 Hyster-Yale Materials Handling Inc. ........... 449,190
12,000 Jardine Matheson Holdings Ltd. ................ 447,600
15,000 Myers Industries Inc. ................................ 347,550
11,000 Nilfisk Holding A/S † ................................. 225,605
2,600 Park-Ohio Holdings Corp. ......................... 69,368
3,000 Sulzer AG ................................................. 364,916
3,600 Svenska Cellulosa AB SCA , Cl. A ............... 55,224
6,000 Textron Inc. .............................................. 575,580
3,000 Trinity Industries Inc. ................................ 83,550
4,947,372
Electronics — 6 .6%
21,000 Sony Group Corp. ..................................... 1,793,698
24,000 Sony Group Corp. , ADR ............................ 2,057,760
3,851,458
Energy and Utilities — 6 .4%
4,000 BP plc , ADR ............................................. 150,720
7,500 Cameco Corp. .......................................... 324,900
600 Cheniere Energy Inc. ................................ 96,768
1,500 Dril-Quip Inc. † .......................................... 33,795
11,500 Landis+Gyr Group AG ............................... 883,046
11,500 National Fuel Gas Co. ................................ 617,780
11,000 National Grid plc , ADR .............................. 750,420
17,000 Severn Trent plc ....................................... 529,977
11,000 Shell plc ................................................... 364,446
3,751,852
Entertainment — 3 .9%
30,000 Corus Entertainment Inc. , Cl. B ................. 16,168
80,000 Grupo Televisa SAB , ADR ......................... 256,000
13,000 International Game Technology plc ............ 293,670
115,000 ITV plc ..................................................... 107,264
20,000 Ollamani SAB † ......................................... 36,127
44,000 Tencent Music Entertainment Group , ADR † 492,360
1,500 Ubisoft Entertainment SA † ........................ 31,565
10,000 Universal Music Group NV ........................ 300,783
50,000 Vivendi SE ................................................ 544,819

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
20,000 Warner Bros Discovery Inc. † .................... $ 174,600
2,253,356
Equipment and Supplies — 2 .4%
200 AMETEK Inc. ............................................ 36,580
5,000 Ardagh Metal Packaging SA ...................... 17,150
3,000 Graco Inc. ................................................ 280,380
40,000 Instalco AB .............................................. 157,997
17,000 Mueller Industries Inc. .............................. 916,810
1,408,917
Financial Services — 11 .9%
1,000 American Express Co. ............................... 227,690
1,800 American International Group Inc. ............. 140,706
3,000 Bank of America Corp. .............................. 113,760
3 Berkshire Hathaway Inc. , Cl. A † ................ 1,903,320
10,000 Citigroup Inc. ........................................... 632,400
3,200 Comerica Inc. ........................................... 175,968
8,000 Deutsche Bank AG .................................... 126,160
5,500 EXOR NV ................................................. 611,465
27,000 FinecoBank Banca Fineco SpA ................... 404,455
107,000 GAM Holding AG † .................................... 31,026
1,600 Julius Baer Group Ltd. .............................. 92,397
14,000 Kinnevik AB , Cl. A † ................................... 157,735
4,400 Morgan Stanley ........................................ 414,304
40,000 Resona Holdings Inc. ............................... 246,268
4,000 State Street Corp. ..................................... 309,280
1,000 T. Rowe Price Group Inc. .......................... 121,920
10,000 The Bank of New York Mellon Corp. .......... 576,200
1,500 The PNC Financial Services Group Inc. ...... 242,400
7,000 UBS Group AG ......................................... 215,040
4,000 Wells Fargo & Co. .................................... 231,840
6,974,334
Food and Beverage — 15 .1%
10,000 Campbell Soup Co. ................................... 444,500
5,000 Danone SA ............................................... 323,062
40,000 Davide Campari-Milano NV ....................... 401,936
6,000 Diageo plc , ADR ....................................... 892,440
6,400 Fomento Economico Mexicano SAB de CV ,
ADR ..................................................... 833,728
1,700 General Mills Inc. ..................................... 118,949
2,000 Heineken NV ............................................ 192,769
2,500 Kellanova ................................................. 143,225
4,000 Kerry Group plc , Cl. A ............................... 347,606
53,000 Kikkoman Corp. ........................................ 677,817
10,000 Maple Leaf Foods Inc. .............................. 163,966
3,000 McCormick & Co. Inc. .............................. 232,260
3,000 McCormick & Co. Inc., Non-Voting ........... 230,430
3,600 Molson Coors Beverage Co. , Cl. B ............. 242,100
14,000 Nestlé SA ................................................. 1,486,389
3,500 Pernod Ricard SA ..................................... 566,207
Shares
Market
Value
12,100 Remy Cointreau SA .................................. $ 1,219,774
5,400 The Kraft Heinz Co. ................................... 199,260
625 WK Kellogg Co. ........................................ 11,750
5,000 Yakult Honsha Co. Ltd. ............................. 102,127
8,830,295
Health Care — 2 .1%
20,000 Achaogen Inc. † (a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 216,920
3,500 Cutera Inc. † ............................................. 5,145
800 GSK plc , ADR ........................................... 34,296
9,000 Haleon plc , ADR ....................................... 76,410
700 ICU Medical Inc. † ..................................... 75,124
4,666 Idorsia Ltd. † ............................................ 14,632
1,400 Johnson & Johnson ................................. 221,466
4,000 Perrigo Co. plc ......................................... 128,760
6,000 Pfizer Inc. ................................................ 166,500
5,000 Roche Holding AG , ADR ........................... 159,600
10,000 Viatris Inc. ............................................... 119,400
1,218,253
Hotels and Gaming — 1 .2%
2,500 Caesars Entertainment Inc. † ..................... 109,350
190,000 Mandarin Oriental International Ltd. .......... 295,450
200,000 The Hongkong & Shanghai Hotels Ltd. † .... 152,040
1,400 Wynn Resorts Ltd. ................................... 143,122
699,962
Machinery — 4 .3%
140,000 CNH Industrial NV, New York .................... 1,814,400
2,666 NKT A/S † ................................................. 219,793
2,000 Tennant Co. .............................................. 243,220
15,024 Twin Disc Inc. ........................................... 248,347
2,525,760
Publishing — 0 .2%
26,000 The E.W. Scripps Co. , Cl. A † ..................... 102,180
Retail — 1 .8%
4,000 Nathan's Famous Inc. ............................... 283,200
33,000 Walgreens Boots Alliance Inc. ................... 715,770
1,700 Zalando SE † ............................................. 48,584
1,047,554
Specialty Chemicals — 1 .7%
3,609 Arcadium Lithium plc † ............................. 15,555
700 Ashland Inc. ............................................. 68,159
1,100 Darling Ingredients Inc. † .......................... 51,161
3,600 International Flavors & Fragrances Inc. ..... 309,564
9,600 Novonesis (Novozymes) B ........................ 562,627
200 The Chemours Co. .................................... 5,252
1,012,318
Telecommunications — 4 .3%
1,300 Cogeco Communications Inc. ................... 57,661
11,000 Deutsche Telekom AG ............................... 267,015

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
20,000 Deutsche Telekom AG , ADR ...................... $ 484,200
280,000 HKBN Ltd. ................................................ 104,818
75,000 Koninklijke KPN NV .................................. 280,447
15,000 Liberty Global Ltd. , Cl. A † ......................... 253,800
9,000 Liberty Global Ltd. , Cl. C † ......................... 158,760
4,000 Orange Belgium SA † ................................ 59,207
60,000 Pharol SGPS SA † ..................................... 3,159
2,179 Prosus NV ................................................ 68,350
14,000 Proximus SA ............................................ 113,249
100,000 Telefonica Deutschland Holding AG ........... 254,069
13,000 VEON Ltd. , ADR † ..................................... 312,130
3,000 Verizon Communications Inc. ................... 125,880
2,542,745
Wireless Telecommunications — 3 .4%
22,000 Millicom International Cellular SA , SDR † ... 448,468
5,500 T-Mobile US Inc. ...................................... 897,710
75,000 Vodafone Group plc , ADR ......................... 667,500
2,013,678
TOTAL COMMON STOCKS ........................ 57,247,362
WARRANTS — 0.0%
Diversified Industrial — 0.0%
8,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 800
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .2%
$ 1,315,000 U.S. Treasury Bills,
5.262 % to 5.312% †† ,
04/25/24 to 06/20/24 ............................ 1,306,242
TOTAL INVESTMENTS — 100.0%
(Cost $ 41,117,067 ) ............................... $ 58,554,404
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 44 .1% $ 25,844,592
United States ........................ 40 .2 23,520,023
Japan ............................... 8 .7 5,082,151
Asia/Pacific ......................... 2 .6 1,492,268
Canada .............................. 2 .5 1,489,514
Latin America ....................... 1 .9 1,125,856
100.0% $ 58,554,404